Benefit Obligations (Schedule of Accumulated Benefit Obligation for All Defined Benefit Pension Plans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Accumulated benefit obligation	$ 4,096	$ 3,697